Note 9 - Convertible Preferred Stock (Details) - Convertible Preferred Stock Warrants Outstanding (USD $)	12 Months Ended
	Dec. 30, 2013	Dec. 31, 2013	Dec. 31, 2012	Sep. 23, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2011	Dec. 31, 2008	Apr. 30, 2009	Nov. 30, 2010	Apr. 30, 2012	May 31, 2011	Jun. 30, 2011	Sep. 30, 2011	Nov. 30, 2011	Jan. 31, 2012	Feb. 29, 2012	Feb. 28, 2012
Class of Warrant or Right [Line Items]
Exercise Price		$ 0.06		$ 0.53
Number of Shares Outstanding under Warrants	16,680,324	16,680,324	16,680,324	940,189
Fair Value	$ 623,672	$ 623,672	$ 685,213		$ 580,187	$ 602,188	$ 646,844
Series A Preferred Stock [Member] | December 2008 Warrants [Member]
Class of Warrant or Right [Line Items]
Expiration Date	Dec. 02, 2018	Dec. 02, 2018	Dec. 02, 2018
Exercise Price	$ 0.61	$ 0.61	$ 0.61					$ 0.61
Number of Shares Outstanding under Warrants	196,721	196,721	196,721					196,721
Fair Value	44,066	44,066	50,951					53,863
Series A Preferred Stock [Member] | April 2009 Warrants [Member]
Class of Warrant or Right [Line Items]
Expiration Date	Apr. 02, 2019	Apr. 02, 2019	Apr. 02, 2019
Exercise Price	$ 0.61	$ 0.61	$ 0.61						$ 0.61
Number of Shares Outstanding under Warrants	245,900	245,900	245,900						245,900
Fair Value	58,278	58,278	66,885						70,082
Series A Preferred Stock [Member] | November 2010 Warrants [Member]
Class of Warrant or Right [Line Items]
Expiration Date	Nov. 19, 2020	Nov. 19, 2020	Nov. 19, 2020
Exercise Price	$ 0.61	$ 0.61	$ 0.61							$ 0.61
Number of Shares Outstanding under Warrants	163,934	163,934	163,934							163,934
Fair Value	46,393	46,393	48,524							46,721
Series A Preferred Stock [Member] | April 2012 Warrants [Member]
Class of Warrant or Right [Line Items]
Expiration Date	Apr. 19, 2022	Apr. 19, 2022	Apr. 19, 2022
Exercise Price	$ 0.61	$ 0.61	$ 0.61								$ 0.61
Number of Shares Outstanding under Warrants	73,770	73,770	73,770								73,770
Fair Value	24,934	24,934	26,852								27,443
Series B Preferred Stock [Member] | May 2011 Warrants [Member]
Class of Warrant or Right [Line Items]
Expiration Date	May 06, 2021	May 06, 2021	May 06, 2021
Exercise Price	$ 0.05	$ 0.05	$ 0.05									$ 0.05
Number of Shares Outstanding under Warrants	2,000,000	2,000,000	2,000,000									2,000,000
Fair Value	54,000	54,000	60,000									84,000
Series B Preferred Stock [Member] | June 2011 Warrants [Member]
Class of Warrant or Right [Line Items]
Expiration Date	Jun. 30, 2021	Jun. 30, 2021	Jun. 30, 2021
Exercise Price	$ 0.05	$ 0.05	$ 0.05										$ 0.05
Number of Shares Outstanding under Warrants	4,000,000	4,000,000	4,000,000										4,000,000
Fair Value	108,000	108,000	120,000										168,000
Series B Preferred Stock [Member] | September 2011 Warrants [Member]
Class of Warrant or Right [Line Items]
Expiration Date	Sep. 09, 2021	Sep. 09, 2021	Sep. 09, 2021
Exercise Price	$ 0.05	$ 0.05	$ 0.05											$ 0.05
Number of Shares Outstanding under Warrants	4,000,000	4,000,000	4,000,000											4,000,000
Fair Value	108,000	108,000	120,000											168,000
Series B Preferred Stock [Member] | November 2011 Warrants [Member]
Class of Warrant or Right [Line Items]
Expiration Date	Nov. 30, 2021	Nov. 30, 2021	Nov. 30, 2021
Exercise Price	$ 0.05	$ 0.05	$ 0.05												$ 0.05
Number of Shares Outstanding under Warrants	1,000,000	1,000,000	1,000,000												1,000,000
Fair Value	28,000	28,000	30,000												42,000
Series B Preferred Stock [Member] | December 2011 Warrants [Member]
Class of Warrant or Right [Line Items]
Expiration Date	Dec. 19, 2021	Dec. 19, 2021	Dec. 19, 2021
Exercise Price	$ 0.05	$ 0.05	$ 0.05				$ 0.05
Number of Shares Outstanding under Warrants	1,000,000	1,000,000	1,000,000				1,000,000
Fair Value	28,000	28,000	30,000				41,000
Series B Preferred Stock [Member] | January 2012 Warrants [Member]
Class of Warrant or Right [Line Items]
Expiration Date	Jan. 31, 2022	Jan. 31, 2022	Jan. 31, 2022
Exercise Price	$ 0.05	$ 0.05	$ 0.05													$ 0.05
Number of Shares Outstanding under Warrants	910,445	910,445	910,445													910,445
Fair Value	28,224	28,224	30,045													37,328
Series B Preferred Stock [Member] | February 2012 Warrants [Member]
Class of Warrant or Right [Line Items]
Expiration Date	Feb. 28, 2022	Feb. 28, 2022	Feb. 28, 2022
Exercise Price	$ 0.05	$ 0.05	$ 0.05														$ 0.05	$ 0.05
Number of Shares Outstanding under Warrants	738,535	738,535	738,535														738,535	738,535
Fair Value	22,895	22,895	24,372														31,018	31,018
Series B Preferred Stock [Member] | April 2012 Warrants [Member]
Class of Warrant or Right [Line Items]
Expiration Date	Apr. 16, 2022	Apr. 16, 2022	Apr. 16, 2022
Exercise Price	$ 0.05	$ 0.05	$ 0.05								$ 0.05
Number of Shares Outstanding under Warrants	2,351,019	2,351,019	2,351,019								2,351,019
Fair Value	$ 72,882	$ 72,882	$ 77,584								$ 98,743
December 2008 Warrants [Member]
Class of Warrant or Right [Line Items]
Exercise Price								$ 0.61
Number of Shares Outstanding under Warrants								196,721
November 2010 Warrants [Member]
Class of Warrant or Right [Line Items]
Exercise Price										$ 0.61
Number of Shares Outstanding under Warrants										163,934
April 2012 Warrants [Member]
Class of Warrant or Right [Line Items]
Exercise Price											$ 0.61
Number of Shares Outstanding under Warrants											73,770